Document and Entity Information	Jul. 10, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	In a Current Report on Form 8-K filed with the Securities and Exchange Commission on July 13, 2023, SemiLEDs Corporation (the “Company”) announced, among other things, the receipt of various deficiency notices from The NASDAQ Stock Market (“NASDAQ”). This Current Report on Form 8-K/A is being filed to provide additional disclosure regarding the potential risks associated with these notices.
Document Period End Date	Jul. 10, 2023
Entity Registrant Name	SEMILEDS CORPORATION
Entity Central Index Key	0001333822
Entity Emerging Growth Company	false
Entity File Number	001-34992
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-2735523
Entity Address, Address Line One	3F, No.11 Ke Jung Rd., Chu-Nan Site
Entity Address, Address Line Two	Hsinchu Science Park, Chu-Nan 350
Entity Address, City or Town	Miao-Li County
Entity Address, Country	TW
Entity Address, Postal Zip Code	350
City Area Code	886
Local Phone Number	37-586788
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0000056
Trading Symbol	LEDS
Security Exchange Name	NASDAQ